Pension And Other Postretirement Benefits (Schedule Of Multiemployer Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 agreement	Dec. 31, 2012	Dec. 31, 2011
Multiemployer Plans [Line Items]
Contributions	$ 309,184	$ 299,076	$ 253,404
Number of collective bargaining agreements contributing to Central States, Southeast and Southwest Areas Pension Plan	2
Collective bargaining agreement expiring 3/31/2015 [Member]
Multiemployer Plans [Line Items]
Percentage required by collective bargaining agreement	40.00%
Collective bargaining agreement expiring 4/30/2014 [Member]
Multiemployer Plans [Line Items]
Percentage required by collective bargaining agreement	60.00%
Contributing to Central States, Southeast, and Southwest Areas Pension Plan [Member]
Multiemployer Plans [Line Items]
Contributions	273,243	261,694	222,748
Contributing to Other funds [Member]
Multiemployer Plans [Line Items]
Contributions	$ 35,941	$ 37,382	$ 30,656